Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Cash flow hedge losses pertaining to capital expenditure	$ 3
Gain/(loss) on non-hedge derivatives	15	43
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Non-hedge derivative (gain)/loss and movement on bonds	155	124
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(1)		(10)
Non-current liabilities - derivatives	(1)		(10)
Total derivatives liabilities	(1)		(10)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of March 31 - before tax	(3)	(3)
Accumulated other comprehensive income as of March 31 - after tax	(2)	(2)	(2)	(2)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	268
Credit risk exposure netted by open derivative positions with counterparts	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680	1,216	892	1,112
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,870)		(2,750)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	6		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680		892
Restricted cash	63		64
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,870)		(2,750)
Derivatives	(1)		(10)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	6		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680		892
Restricted cash	63		64
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,992)		(2,871)
Derivatives	(1)		(10)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	10		11
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of March 31 - before tax	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(9)
Non-current liabilities - derivatives	0		(9)
Embedded Derivative Financial Instruments [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(1)		(1)
Non-current liabilities - derivatives	(1)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Commodity Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	6	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	9	43
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 140	$ 81